Operating Lease - Schedule of maturity of lease liabilities (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Operating Lease, Liability [Abstract]
Six months ending December 31, 2022	$ 538
2023	1,076
2024	1,076
2025	185
2026	185
Thereafter	260
Total undiscounted minimum lease payments	3,320
Less: Imputed interest	(191)
Non-cancelable operating leases	$ 3,129